UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5754

Colonial High Income Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Colonial High Income Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 153.3%
EDUCATION – 4.2%
Education – 2.9%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/19	2,025,000	1,122,275
CA Public Works Board
	UCLA, Series 2002 A,
	Insured: FSA
	5.375% 10/01/15	1,010,000	1,103,001
MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,
	5.400% 02/01/18	1,000,000	1,024,820
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	600,000	607,404
VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,
	5.500% 07/01/21	1,500,000	1,544,040
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/19	1,000,000	567,820
	Education Total		5,969,360
Prep School – 1.3%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,240,000	1,289,625
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.800% 09/01/28	1,000,000	975,470
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	500,000	473,530
	Prep School Total		2,738,625
	EDUCATION TOTAL		8,707,985
HEALTH CARE – 42.0%
Continuing Care Retirement – 13.4%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	6.625% 02/15/25	690,000	759,276
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	1,400,000	1,404,186
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.850% 12/01/33	660,000	700,709
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	750,000	833,475
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	600,000	609,936
GA Fulton County
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	750,000	761,782
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/34	465,000	491,742
IL Finance Authority
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	1,250,000	1,262,137
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	900,000	955,863
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	725,000	776,518
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana Inc.,
	Series 2005,
	5.250% 11/15/35	1,000,000	1,015,200
KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,
	6.375% 05/15/20	650,000	671,301
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.875% 07/01/20	255,000	258,567
MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	400,000	405,324
	Series 2002 A,
	6.900% 03/01/32	100,000	108,422
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A:
	5.875% 05/01/21	500,000	516,220
	6.250% 05/01/34	250,000	259,548
NC Medical Care Commission
	United Methodist Retirement Homes, Inc.,
	Series 2005 C,
	5.500% 10/01/32	600,000	608,790
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:
	5.625% 07/01/18	500,000	504,535
	5.750% 07/01/28	500,000	504,020
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	205,000	209,746
	5.875% 01/01/37	830,000	845,720
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	925,000	1,024,918
	Winchester Gardens,
	Series 2004 A,
	5.750% 11/01/24	750,000	807,735
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.125% 01/01/25	1,000,000	1,031,590
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	600,000	636,522
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	7.625% 05/01/31	500,000	539,015
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005:

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	6.125% 02/01/28	250,000	262,953
	6.250% 02/01/35	750,000	789,990
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	254,538
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	600,000	597,090
TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	450,000	471,047
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,000,000	1,010,470
	Series 2003 A,
	7.000% 11/15/33	500,000	539,720
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.125% 02/15/34	500,000	545,625
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005:
	5.250% 11/01/26	250,000	253,525
	5.375% 11/01/32	300,000	303,402
VA Winchester Industrial Development Authority
	Westminster-Canterbury,
	Series 2005 A
	5.300% 01/01/35	750,000	756,022
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	1,300,000	1,299,220
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	350,000	355,947
	Three Pillars Senior Living Communities,
	Series 2003,
	5.750% 08/15/26	500,000	518,385
	United Lutheran Program for the Aging,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.700% 03/01/28	1,000,000	1,001,410
Continuing Care Retirement Total			27,462,141
Health Services – 1.7%
CO Health Facilities Authority
	National Jewish Medical & Research Center:
	Series 1998 B,
	5.375% 01/01/29	750,000	755,632
	Series 1998,
	5.375% 01/01/23	330,000	334,023
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	200,000	206,264
	5.750% 02/01/29	450,000	469,534
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	1,000,000	1,213,510
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Project,
	Series 2003
	6.000% 12/01/21	500,000	549,995
Health Services Total			3,528,958
Hospitals – 18.9%
AR Conway Health Facilities Board
	Conway Regional Medical Center:
	Series 1999 A,
	6.400% 08/01/29	425,000	455,430
	Series 1999 B,
	6.400% 08/01/29	1,000,000	1,071,600
AR Washington County
	Washington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	750,000	756,420
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	1,000,000	1,053,280
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	1,500,000	1,534,725
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	375,000	380,779
	Parkview Medical Center, Inc.,
	Series 2001,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	6.600% 09/01/25	300,000	330,864
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	750,000	774,945
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,
	6.375% 10/01/34	500,000	542,830
FL Tampa
	H. Lee Moffitt Cancer Center
	Series 1999 A,
	5.750% 07/01/29	2,000,000	2,081,860
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	525,000	555,314
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.250% 08/15/18	600,000	612,366
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,
	5.500% 08/15/20	225,000	232,749
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	575,000	613,220
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	450,000	446,801
MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	500,000	549,055
	Milford - Whitinsville Regional Hospital,
	Series 2002 D,
	6.350% 07/15/32	1,000,000	1,065,430
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	400,000	413,872
	5.750% 01/01/25	600,000	643,734
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	750,000	777,172
MI Flint Hospital Building Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Hurley Medical Center,
	Series 1998 A,
	5.375% 07/01/20	450,000	449,744
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2001 A,
	5.700% 11/01/15	1,000,000	1,035,710
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,300,000	1,333,969
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	1,250,000	1,256,450
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,915,000	2,039,245
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	400,000	427,204
	Littleton Hospital Association, Inc.:
	Series 1998 A,
	6.000% 05/01/28	625,000	641,881
	Series 1998 B,
	5.900% 05/01/28	780,000	796,427
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	650,000	700,278
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	5.375% 07/01/26	385,000	394,687
NY Dormitory Authority
	Mount Sinai Hospital, NYU Medical Center:
	Series 2000 C,
	5.500% 07/01/26	850,000	862,707
	Series 2000,
	5.500% 07/01/26	400,000	405,980
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	300,000	321,621
OH Highland County Joint Township
	Hospital District,
	Series 1999,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	6.750% 12/01/29	920,000	941,684
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	600,000	643,818
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 1996 A,
	6.375% 05/15/26	1,000,000	1,023,630
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	253,108
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,000,000	1,018,770
SC Jobs Economic Development Authority
	Bon Secours-St. Francis Medical Center,
	Series 2002 A,
	5.500% 11/15/23	1,750,000	1,851,342
SC Lexington County Health Services District Revenue
	Lexington Medical Center Project,
	Refunding,
	Series 2003,
	5.500% 11/01/23	750,000	797,167
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	800,000	837,496
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	1,000,000	1,060,380
VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,
	5.200% 10/01/30	650,000	680,050
VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,
	5.375% 03/01/28	1,075,000	1,077,214
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Insured: RAD
	5.875% 12/01/21	600,000	645,306
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	525,000	582,603
	Fort HealthCare, Inc., Project,
	Series 2004,
	5.750% 05/01/29	1,000,000	1,063,540
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	600,000	640,842
Hospitals Total			38,675,299
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,180,000	1,139,998
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	150,000	144,915
Intermediate Care Facilities Total			1,284,913
Nursing Homes – 7.4%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,215,000	1,190,700
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	460,000	481,220
	Pioneer Health Care,
	Series 1989,
	10.500% 05/01/19	1,790,000	1,449,130
	Volunteers of America Care Facilities:
	Series 1998 A:
	5.450% 07/01/08	120,000	120,127
	5.750% 07/01/20	865,000	883,139
	Series 1999 A,
	6.000% 07/01/29	350,000	354,529
IA Finance Authority
	Care Initiatives:
	Series 1996,
	9.250% 07/01/25	950,000	1,136,884
	Series 1998 B,
	5.750% 07/01/18	550,000	547,613
	Series 1998 B:
	5.750% 07/01/28	1,475,000	1,371,293
IN Gary

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	West Side Health Care Center,
	Series 1987 A,
	11.500% 10/01/17(c)	1,330,000	399,000
IN Michigan City Health Facilities Authority
	Metro Health Foundation, Inc. Project,
	Series 1993,
	11.000% 11/01/22(d)	2,294,190	25,810
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27(c)	1,509,135	679,111
	Series 2000 B,
	10.250% 06/01/27(c)	475,907	23,795
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	1,270,000	1,302,245
MN Sartell
	Foundation for HealthCare,
	Series 1999 A,
	6.625% 09/01/29	1,145,000	1,164,499
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	1,585,000	1,650,984
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	7.750% 01/01/29	1,211,000	1,262,419
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29	1,141,000	1,189,447
WI Health & Educational Facilities Authority
	Metro Health Foundation, Inc.,
	Series 1993,
	11.000% 11/01/22(d)	2,063,727	23,217
Nursing Homes Total			15,255,162
HEALTH CARE TOTAL			86,206,473
HOUSING – 18.7%
Assisted Living/Senior – 4.5%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,640,000	1,502,469
GA Columbus Housing Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/19	480,000	461,573
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	1,195,000	1,232,439
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,740,000	1,484,899
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1999,
	7.625% 11/01/29	1,425,000	1,496,307
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	700,000	709,849
	6.000% 05/01/29	775,000	788,462
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	1,625,000	1,556,994
Assisted Living/Senior Total			9,232,992
Multi-Family – 11.9%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	1,000,000	1,022,810
DE Wilmington
	Electra Arms Senior Association Project,
	Series 1998, AMT,
	6.250% 06/01/28	910,000	892,601
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	750,000	780,128
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	775,000	784,091
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	720,000	726,026
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	5.250% 07/01/25	3,000,000	3,090,000
	Series 2005 E, AMT,
	5.000% 12/01/28	500,000	504,550
MN Lakeville
	Southfork Apartments Project:
	Series 1989 A,
	9.875% 02/01/20	2,570,000	2,571,208
	Series 1989 B,
	(a) 02/01/20	902,000	811,800
MN Minneapolis
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	750,000	744,720
MN Robbinsdale Economic Development Authority
	Broadway Court,
	Series 1999 A,
	6.875% 01/01/26	500,000	511,115
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	950,000	970,339
MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A, AMT,
	10.250% 07/15/19	2,200,000	2,090,000
	Series 1989 B, AMT,
	(a) 07/15/19	690,000	213,900
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	750,000	801,720
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,500,000	1,479,315
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	1,000,000	1,030,600
OH Montgomery County
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	500,000	506,105
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(f)	546,075	537,174

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	800,000	814,384
TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,
	10.000% 10/01/31(c)(e)	870,000	8,700
TX Department of Housing & Community Affairs
	Pebble Brooks Apartments,
	Series 1998, AMT,
	Guarantor: FNMA
	5.500% 12/01/18	1,000,000	1,040,250
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	375,000	387,131
	Series 2000 D,
	10.000% 12/01/32	405,000	419,673
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,
	10.000% 01/01/21	1,500,000	1,239,090
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	500,000	508,410
Multi-Family Total			24,485,840
Single-Family – 2.3%
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35	1,750,000	1,736,245
	Series 2005 B,
	5.000% 06/01/30	500,000	515,660
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	1,000,000	1,001,340
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	1,500,000	1,491,795
Single-Family Total			4,745,040
HOUSING TOTAL			38,463,872
INDUSTRIALS – 7.1%
Food Products – 1.6%
GA Cartersville Development Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Food Products – (continued)
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	1,000,000	1,063,150
LA Southern Louisiana Port Commission
	Cargill, Inc.,
	Series 1997,
	5.850% 04/01/17	1,000,000	1,030,260
MI Strategic Fund
	Imperial Holly Corp.,
	Series 1998 A,
	6.250% 11/01/15	1,250,000	1,268,425
Food Products Total			3,361,835
Forest Products & Paper – 2.8%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	550,000	601,788
AL Courtland Industrial Development Board
	International Paper Co.,
	Series 2003 B, AMT,
	6.250% 08/01/25	1,000,000	1,064,260
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	550,000	591,530
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	248,708
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	1,800,000	1,805,562
MS Lowndes County
	Weyerhaeuser Co. Project,
	Series 1992 B,
	6.700% 04/01/22	850,000	1,017,858
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	395,192
Forest Products & Paper Total			5,724,898

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Manufacturing – 0.9%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	740,000	749,568
TX Trinity River Authority
	Texas Instruments Project,
	Series 1996, AMT,
	6.200% 03/01/20	1,000,000	1,020,620
Manufacturing Total			1,770,188
Metals & Mining – 0.6%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(f)	835,000	828,354
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	465,000	431,557
Metals & Mining Total			1,259,911
Oil & Gas – 1.2%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	285,000	311,576
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	500,000	562,200
VI Virgin Islands Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	525,000	576,629
	Series 2004, AMT,
	5.875% 07/01/22	600,000	649,650
VI Virgin Islands
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21(b)	375,000	424,256
Oil & Gas Total			2,524,311
INDUSTRIALS TOTAL			14,641,143
OTHER – 18.4%
Other – 0.8%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
	(a) 06/01/08	1,700,000	1,566,754
Other Total			1,566,754
Pool/Bond Bank – 0.8%
MI Municipal Bond Authority
	Local Government Loan,
	Series 2001 A,
	Insured: AMBAC
	5.375% 11/01/17	750,000	811,740
OH Cleveland - Cuyahoga County Port Authority
	Columbia National Group Inc,
	Seires 2005 D, AMT,
	5.000% 05/15/20	820,000	828,807
Pool/Bond Bank Total			1,640,547
Refunded/Escrowed(g) – 14.2%
CA ABAG Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998,
	Pre-refunded 11/15/08:
	6.375% 11/15/15	620,000	659,575
	6.375% 11/15/28	550,000	599,297
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13:
	5.500% 06/01/43	750,000	831,322
	Insured: AMBAC
	5.000% 06/01/43	3,500,000	3,769,325
CA Orange County Community Facilities District
	Ladera Ranch
	Pre-refunded 08/15/09,
	Series 1999 A,
	6.700% 08/15/29	500,000	561,130
CA Riverside County Public Financing Authority
	Series 1997 A,
	Pre-refunded 10/01/06:
	5.500% 10/01/22	185,000	191,033
	5.500% 10/01/22	345,000	356,250
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31(b)	985,000	1,178,730
CO Denver City & County Airport
	Series 1992 C, AMT:
	Escrowed to Maturity,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	6.125% 11/15/25	2,280,000	2,752,302
	Pre-refunded 03/03/2005,
	6.125% 11/15/25	2,840,000	2,846,731
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	Insured: MBIA
	(a) 09/01/35	8,750,000	1,127,175
CT Development Authority
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	200,000	206,978
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA
	6.000% 08/01/29	750,000	817,597
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	200,000	223,710
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	480,000	496,502
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	1,750,000	2,257,762
IL Development Finance Authority
	Latin School of Chicago,
	Series 1998,
	Pre-refunded 08/01/08,
	5.650% 08/01/28	230,000	240,451
IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	560,660
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/17	685,000	749,554
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	344,463

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	130,000	134,424
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	115,000	119,963
NY New York City
	Series 1997 A,
	Pre-refunded 08/01/06,
	7.000% 08/01/07	40,000	41,207
	Series 1997 H,
	Pre-refunded: 08/01/07,
	6.000% 08/01/17	915,000	956,998
PA Delaware County Authority
	Mercy Health Corp.,
	Series 1996,
	Escrowed to Maturity:
	6.000% 12/15/16	1,400,000	1,455,132
	6.000% 12/15/26	1,000,000	1,039,770
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	155,000	194,231
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	780,000	876,455
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	760,000	853,982
TX Board of Regents
	University of Texas,
	Series 2001 B,
	Escrowed to Maturity,
	5.375% 08/15/18	650,000	703,905
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	Pre-refunded 11/17/08,
	5.750% 11/15/27	1,000,000	1,075,210
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	Pre-refunded 09/01/10,
	6.750% 09/01/30	805,000	916,621
Refunded/Escrowed Total			29,138,445
Tobacco – 2.6%
CA California County Tobacco Securitization Agency
	Series 2006,
	(a) 06/01/46	6,500,000	482,365
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	1,800,000	1,969,740
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	1,500,000	1,687,125
NY, TSASC, Inc.
	Series 2006 1,
	5.125% 06/01/42	1,000,000	990,960
WA Tobacco Settlement Authority
	Series 2002,
	6.625% 06/01/32	250,000	275,250
Tobacco Total			5,405,440
OTHER TOTAL			37,751,186
OTHER REVENUE – 3.6%
Hotels – 1.1%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	1,250,000	1,246,738
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	6.500% 10/01/27	1,000,000	1,040,020
Hotels Total			2,286,758
Recreation – 1.7%
CA Agua Caliente Band of Cahuilla Indians
	Series 2003,
	5.600% 07/01/13	1,000,000	1,043,910
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(f)	260,000	266,284
	8.750% 10/01/19(f)	970,000	993,988

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
CT Mashantucket Western Pequot
	Series 1999 B,
	(a) 09/01/16(f)	1,000,000	582,230
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(f)	275,000	293,601
NM Red River Sports Facility
	Red River Ski Area,
	Series 1998,
	6.450% 06/01/07	400,000	401,004
Recreation Total			3,581,017
Retail – 0.8%
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	1,000,000	1,005,790
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	605,000	604,292
Retail Total			1,610,082
OTHER REVENUE TOTAL			7,477,857
RESOURCE RECOVERY – 2.3%
Disposal – 0.6%
CA Pollution Control Financing Authority
	Republic Services,
	Series 2002 C, AMT,
	5.250% 06/01/23	500,000	530,625
UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,
	7.500% 02/01/10	250,000	255,060
	Series 1997 A, AMT,
	7.450% 07/01/17	500,000	527,650
Disposal Total			1,313,335
Resource Recovery – 1.7%
MA Development Finance Agency
	Ogden Haverhill Associates,
	Series 1999 A, AMT,
	6.700% 12/01/14	250,000	268,795
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	509,960
	5.600% 12/01/19	500,000	511,015

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	2,000,000	2,098,640
Resource Recovery Total			3,388,410
RESOURCE RECOVERY TOTAL			4,701,745
TAX-BACKED – 30.2%
Local Appropriated – 1.6%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,000,000	1,041,980
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	650,000	686,367
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,050,000	1,086,477
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	500,000	507,720
Local Appropriated Total			3,322,544
Local General Obligations – 9.5%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	1,000,000	1,114,280
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/18	2,000,000	2,388,960
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	700,000	816,445
CA Montebello Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/21	1,435,000	728,908
	(a) 08/01/23	1,505,000	695,430
CO Castle Oaks Metropolitan District
	Series 2005,
	6.125% 12/01/35	500,000	498,625
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	500,000	513,015

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Chicago Board of Education
	Series 1997 A,
	Insured: AMBAC
	5.250% 12/01/30(h)	8,000,000	8,351,760
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,210,000	1,349,573
NY New York City
	Series 1997 A,
	7.000% 08/01/07	960,000	987,850
	Series 1997 H,
	6.000% 08/01/17	485,000	505,831
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,066,290
TX Irving Independent School District
	Series 1997,
	Insured: PSFG
	(a) 02/15/18	1,000,000	598,920
Local General Obligations Total			19,615,887
Special Non-Property Tax – 5.5%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA:
	(a) 09/01/19	1,910,000	1,052,582
	(a) 09/01/22	1,910,000	922,129
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(a) 01/01/24	750,000	674,242
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC
	(a) 06/15/16	10,000,000	6,522,000
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	325,000	336,141
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	150,000	156,272
	5.750% 06/15/29	1,000,000	1,066,420
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	500,000	575,100
Special Non-Property Tax Total			11,304,886

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – 9.1%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	35,000	35,991
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	750,000	783,443
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.900% 09/01/24	500,000	534,385
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,375,000	1,427,319
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	500,000	515,735
CA Placer Unified High School District
	Series 2000 A,
	Insured: FGIC
	(a) 08/01/19	1,700,000	951,490
CA Redwood City
	Community Facilities District No. 1,
	Series 2003 B,
	5.950% 09/01/28	600,000	623,490
CA Riverside County Public Financing Authority
	Series 1997,
	5.500% 10/01/22	120,000	122,994
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	400,000	409,600
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	990,000	1,049,400
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	730,000	780,377
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	690,000	752,052

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Heritage Palms Community Development District
	Series 1999 A,
	6.250% 11/01/07	40,000	40,027
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	380,000	401,922
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	345,000	348,443
	Series 2000 A,
	7.200% 05/01/30	280,000	290,419
	Series 2002 A,
	6.700% 05/01/33	250,000	265,695
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	155,000	158,240
	5.800% 05/01/26	300,000	305,997
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	295,000	302,820
	Series 2004 B,
	5.000% 05/01/09	980,000	982,460
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	295,000	297,991
	Series 1998 B,
	5.700% 05/01/08	25,000	25,063
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	425,000	446,025
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	1,250,000	1,254,987
GA Atlanta
	Eastside Project,
	Series 2005 A, AMT,
	5.625% 01/01/16	600,000	618,528
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	450,000	467,847

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	500,000	525,090
IL Plano Special Service Area No. 4
	Series 2005 5-B,
	6.000% 03/01/35	2,000,000	1,986,820
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	550,000	593,120
MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA
	5.375% 05/01/17	1,220,000	1,309,438
Special Property Tax Total			18,607,208
State Appropriated – 2.1%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,000,000	1,111,980
NY Urban Development Corp.
	University Facilities Grants,
	Series 1995,
	5.875% 01/01/21	1,000,000	1,192,120
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	1,645,000	1,979,741
State Appropriated Total			4,283,841
State General Obligations – 2.4%
CA State
	Series 2003,
	5.250% 02/01/23	380,000	426,007
TX State
	Series 1999,
	5.500% 08/01/35	4,200,000	4,428,522
State General Obligations Total			4,854,529
TAX-BACKED TOTAL			61,988,895
TRANSPORTATION – 8.1%
Air Transportation – 4.9%
CA Los Angeles Regional Airport
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC
	5.250% 01/01/23	750,000	775,455

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
CO Denver City & County Airport
	United Air Lines, Inc.,
	Series 1992 A, AMT,
	6.875% 10/01/32	1,000,000	1,008,980
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	500,000	525,855
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	250,000	262,560
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.
	Series 2001 A, AMT,
	7.000% 04/01/25(d)	1,050,000	709,769
	Series 2005, AMT,
	7.375% 04/01/25(d)	250,000	168,655
NC Charlotte Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,
	5.600% 07/01/27	250,000	199,860
	Series 2000, AMT,
	7.750% 02/01/28	750,000	756,675
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	180,000	177,124
	6.250% 09/15/29	485,000	472,109
	Series 2003, AMT,
	9.000% 06/01/33	750,000	818,812
NY New York City Industrial Development Agency
	American Airlines, Inc,
	Series 2005, AMT,
	7.750% 08/01/31	500,000	538,640
	Terminal One Group-JFK International,
	Series 2005, AMT,
	5.500% 01/01/21	750,000	809,677
TX Alliance Airport Authority
	Fed Ex Corp.,
	Series 1996, AMT,
	6.375% 04/01/21	1,000,000	1,024,620
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	1,000,000	1,043,560
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	6.000% 03/01/23	725,000	761,018
Air Transportation Total			10,053,369
Airports – 0.1%
GA Augusta Airport
	Series 2005 C, AMT,
	5.450% 01/01/31	250,000	256,505
Airports Total			256,505
Toll Facilities – 2.6%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	3,000,000	1,758,330
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	1,250,000	1,177,075
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	2,000,000	2,280,060
Toll Facilities Total			5,215,465
Transportation – 0.5%
NV Department of Business & Industry
	Las Vegas Monorail,
	Series 2000,
	7.375% 01/01/40	1,000,000	1,034,850
Transportation Total			1,034,850
TRANSPORTATION TOTAL			16,560,189
UTILITIES – 17.8%
Independent Power Producers – 2.2%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,021,920
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	515,807
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	250,000	263,835
PA Economic Development Financing Authority
	Northampton Generating,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
	Series 1994 A, AMT,
	6.500% 01/01/13	1,000,000	995,150
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	645,000	701,418
Independent Power Producers Total			4,498,130
Investor Owned – 10.1%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	751,538
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	625,000	681,781
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	1,200,000	1,227,948
IL Bryant
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	2,650,000	2,677,401
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1995,
	6.625% 12/01/24	1,000,000	1,011,590
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	501,730
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	503,600
MS Business Finance Corp.
	Systems Energy Resources,
	Series 1998,
	5.875% 04/01/22	2,000,000	2,024,000
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	300,000	309,108

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1995 B, AMT,
	5.900% 10/01/30	1,250,000	1,250,075
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	900,000	938,376
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	600,000	642,360
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	280,000	297,265
	Series 2003 C, AMT,
	6.750% 10/01/38	645,000	715,015
VA Chesterfield County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1987 B,
	5.875% 06/01/17	250,000	273,340
VA Pittsylvania County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1994 A, AMT,
	7.450% 01/01/09	700,000	714,791
WV Pleasant County
	Western Pennsylvania Power Co.,
	Series 1999 E, AMT,
	Insured: AMBAC
	5.500% 04/01/29	4,750,000	4,990,017
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	1,250,000	1,295,575
Investor Owned Total			20,805,510
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
	Series 1999 D,
	6.700% 01/01/19	500,000	550,015
	Series 2003 F,
	5.500% 01/01/16	285,000	307,521
Joint Power Authority Total			857,536
Municipal Electric – 3.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 II,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Insured: FSA
	5.125% 07/01/26	2,000,000	2,135,260
WA Chelan County Public Utility District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA
	(a) 06/01/14	5,000,000	3,533,800
WA Seattle Light & Power
	Series 2001,
	Insured: FSA
	5.500% 03/01/17	750,000	805,882
Total Municipal Electric			6,474,942
Water & Sewer – 1.9%
Guam Government Waterworks Authority
	Water and Wastewater Systems,
	Series 2005,
	5.875% 07/01/35	1,125,000	1,188,743
LA New Orleans Sewage Service
	Series 2005,
	3.000% 07/26/06	1,250,000	1,237,300
MO Water & Sewer
	Lee’s Summit,
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/15	500,000	537,605
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(c)	480,000	407,918
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	7.500% 07/01/18	405,000	459,780
Water & Sewer Total			3,831,346
UTILITIES TOTAL			36,467,464
	Total Municipal Bonds (cost of $310,789,315)		312,966,809

		Par ($)	Value ($)
Municipal Preferred Stocks – 3.2%
HOUSING – 3.2%
Multi-Family – 3.2%
Charter Mac Equity Issuer Trust
	AMT,
	6.300% 04/30/19(f)	1,000,000	1,117,650
	Series 1999, AMT,
	6.625% 06/30/09(f)	2,000,000	2,140,840
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(f)	1,000,000	1,054,050
MuniMae Trust
	Series 2000 B, AMT,
	7.750% 06/30/50(f)	2,000,000	2,262,800
Multi-Family Total			6,575,340
HOUSING TOTAL			6,575,340
	Total Municipal Preferred Stocks (cost of $6,000,000)		6,575,340

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	2,381	2,381
	Total Investment Company (cost of $2,381)		2,381

		Par ($)
Short-Term Obligations – 2.0%
VARIABLE RATE DEMAND NOTES (i) – 2.0%
FL Orange County School Board
	Series 2002 B,
	Insured: MBIA
	2.970% 08/01/27	600,000	600,000
IL Health Facilities Authority Revenue
	Osf Healthcare Systems:
	Series 2002,
	LOC: Fifth Third Bank
	3.020% 11/15/27	600,000	600,000
	Series 2002,
	LOC: Fifth Third Bank
	3.020% 11/15/27	100,000	100,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	2.970% 06/01/23	500,000	500,000
NY New York City Municipal Water Finance Authority
	Series 1993 C,
	Insured: FGIC
	2.920% 06/15/23	500,000	500,000
	Series 1994 G,
	Insured: FGIC
	2.930% 06/15/24	300,000	300,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
Variable Rate Demand Notes (i) – (continued)
NY New York City
	Series 2004 H-4,
	LOC: Bank of New York
	2.840% 03/01/34	200,000	200,000
WY Uinta County Pollution Control
	Chevron Corp.
	Series 1992,
	2.970% 12/01/22	400,000	400,000
	Series 1993,
	2.970% 08/15/20	800,000	800,000
VARIABLE RATE DEMAND NOTES TOTAL			4,000,000
	Total Short-Term Obligations (cost of $4,000,000)		4,000,000

Total Investments – 157.6% (cost of $320,791,696)(j)(k)	323,544,530

Auction Preferred Shares plus cumulative unpaid distributions – (58.5)%	(120,076,392)

Other Assets & Liabilities, Net – (57.6)%	1,851,958

Net Assets – 100.0%	205,320,096

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

(a) Zero coupon bond.

(b)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At February 28, 2006, the value of these securities amounted to $2,892,611, which represents 1.4% of net assets.

Additional information on these restricted securities is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority:
Crossroads School of Arts & Sciences, Series 1998,
6.000% 08/01/28	08/31/98	$1,240,000
$1,240,000

(c) The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of these securities amounted to $1,518,524, which represents 0.7% of net assets.

(d)   The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2006, the value of these securities amounted to $927,461, which represents 0.5% of net assets.

(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $10,076,971, which represents 4.9% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, Series 1993 A,
8.500% 12/01/16	08/27/93	$546,075	$556,951	$537,174

(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h) A portion of this security with a market value of $8,351,760 is pledged as collateral for open futures contracts.

(i)    Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2006.

(j) Cost for federal income tax purposes is $320,540,967.
(k) Unrealized appreciation and depreciation at February 28, 2006 based on cost of investment for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$19,599,759	$(16,596,196)	$3,003,563

At February 28,2006, the Trust held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Bond	103	$11,648,656	$11,622,571	June-2006	$(26,085)
U.S. Treasury Notes	185	$19,980,000	$20,068,591	Mar-2006	$88,592
					$62,507

At February 28, 2006, the Fund held the following open long swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Contract with J.P. Morgan, Effective: 02/09/06	$10,000,000	$10,000,000	May-2006	0
			Total Unrealized Appreciation (Depreciation)	$0

At February 28, 2006, the Fund held the following open short swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
Contract with J.P. Morgan, Effective: 02/09/06	$10,000,000	$10,121,039	May-2006	$(121,039)
			Total Unrealized Depreciation	$(121,039)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
PSFG	Permanent School Fund Guaranteed

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial High Income Municipal Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006